Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
POLICIES AND PRACTICES RELATED TO THE TIMING OF EQUITY AWARDS
The Company does not grant options, and accordingly, we have no policy, program, practice, or plan pertaining to the timing of stock option grants with respect to the release of material non-public
information. Furthermore, given that we do not directly compensate our executive officers, we also have not timed the release of material non-public
information for the purpose of affecting the value of executive compensation.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Furthermore, given that we do not directly compensate our executive officers, we also have not timed the release of material non-public
information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false